Interest (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest [Abstract]
Interest	$ 522	$ 468	$ 501
Debt	474	488	485
Other	$ 48	$ (20)	$ 16